Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	£ 36,379	£ 36,195
Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	3,939	4,039
Third Party Bilateral Secured Funding Transactions [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,834	1,834
Santander UK Plc [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	36,379	36,195
Santander UK Plc [member] | Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 439	£ 501